10-Q Consolidated Statements of Equity - USD ($) $ in Thousands	Total	Common stock	Other paid-in capital	Retained earnings	MDU Resources' stock held by subsidiary	Accumulated other comprehensive loss	Treasury stock
Common stock balance (in shares) at Dec. 31, 2019		80,000
Beginning balance at Dec. 31, 2019	$ 778,080	$ 800	$ 548,631	$ 260,729		$ (28,454)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	147,325			147,325
Other comprehensive income	(499)					(499)
Common stock balance (in shares) at Dec. 31, 2020		80,000
Ending balance at Dec. 31, 2020	878,244	$ 800	550,262	359,761		(28,953)
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	129,755			129,755
Other comprehensive income	$ 4,463					4,463
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Ending balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	$ (3,626)	(24,490)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2021					(538,921)
Treasury stock (in shares) at Dec. 31, 2021							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(40,010)			(40,010)
Other comprehensive income	303					303
Stock-based compensation	306		333	(27)
Equity net transfers to (from) Parent	(16,408)		(3,432)	(12,976)
Common stock balance (in shares) at Mar. 31, 2022		80,000
Ending balance at Mar. 31, 2022	$ 897,035	$ 800	546,615	377,433	$ (3,626)	(24,187)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Mar. 31, 2022					(538,921)
Treasury stock (in shares) at Mar. 31, 2022							0
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Beginning balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	$ (3,626)	(24,490)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2021					(538,921)
Treasury stock (in shares) at Dec. 31, 2021							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	(1,448)
Other comprehensive income	6,425
Common stock balance (in shares) at Jun. 30, 2022		80,000
Ending balance at Jun. 30, 2022	$ 923,988	$ 800	541,885	402,994	$ (3,626)	(18,065)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Jun. 30, 2022					(538,921)
Treasury stock (in shares) at Jun. 30, 2022							0
Common stock balance (in shares) at Dec. 31, 2021	80,000	80,000
Beginning balance at Dec. 31, 2021	$ 952,844	$ 800	549,714	430,446	$ (3,626)	(24,490)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2021					(538,921)
Treasury stock (in shares) at Dec. 31, 2021							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	116,220			116,220
Other comprehensive income	$ 12,138					12,138
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Ending balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	$ (3,626)	(12,352)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2022	(538,921)				(538,921)
Treasury stock (in shares) at Dec. 31, 2022							0
Common stock balance (in shares) at Mar. 31, 2022		80,000
Beginning balance at Mar. 31, 2022	$ 897,035	$ 800	546,615	377,433	$ (3,626)	(24,187)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Mar. 31, 2022					(538,921)
Treasury stock (in shares) at Mar. 31, 2022							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	38,562			38,562
Other comprehensive income	6,122					6,122
Stock-based compensation	306		333	(27)
Equity net transfers to (from) Parent	(18,037)		(5,063)	(12,974)
Common stock balance (in shares) at Jun. 30, 2022		80,000
Ending balance at Jun. 30, 2022	$ 923,988	$ 800	541,885	402,994	$ (3,626)	(18,065)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Jun. 30, 2022					(538,921)
Treasury stock (in shares) at Jun. 30, 2022							0
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Beginning balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	$ (3,626)	(12,352)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2022	(538,921)				(538,921)
Treasury stock (in shares) at Dec. 31, 2022							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ (41,320)			(41,320)
Other comprehensive income	93					93
Stock-based compensation	414		453	(39)
Equity net transfers to (from) Parent	(13,007)		(1,385)	(11,622)
Common stock balance (in shares) at Mar. 31, 2023		80,000
Ending balance at Mar. 31, 2023	$ 974,769	$ 800	548,174	441,680	$ (3,626)	(12,259)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Mar. 31, 2023					(538,921)
Treasury stock (in shares) at Mar. 31, 2023							0
Common stock balance (in shares) at Dec. 31, 2022	80,000	80,000
Beginning balance at Dec. 31, 2022	$ 1,028,589	$ 800	549,106	494,661	$ (3,626)	(12,352)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Dec. 31, 2022	(538,921)				(538,921)
Treasury stock (in shares) at Dec. 31, 2022							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	$ 15,516
Other comprehensive income	$ 168
Common stock balance (in shares) at Jun. 30, 2023	56,997,350	56,997,350
Ending balance at Jun. 30, 2023	$ 1,094,852	$ 570	611,562	498,530	$ 0	(12,184)	$ (3,626)
MDU Resources common stock held by subsidiary at cost (in shares) at Jun. 30, 2023					0
Treasury stock (in shares) at Jun. 30, 2023	(431,136)						(431,136)
Common stock balance (in shares) at Mar. 31, 2023		80,000
Beginning balance at Mar. 31, 2023	$ 974,769	$ 800	548,174	441,680	$ (3,626)	(12,259)	$ 0
MDU Resources common stock held by subsidiary at cost (in shares) at Mar. 31, 2023					(538,921)
Treasury stock (in shares) at Mar. 31, 2023							0
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net income (loss)	56,836			56,836
Other comprehensive income	75					75
Stock-based compensation	226		212	14
Transfer of MDU Resources' stock held by subsidiary (in shares)					538,921
Transfer of MDU Resources' stock held by subsidiary	3,626				$ 3,626
Receipt of treasury stock at cost (in shares)							(431,136)
Receipt of treasury stock at cost	(3,626)						$ (3,626)
Retirement of historical common stock in connection with the Spin-Off (in shares)		(80,000)
Retirement of historical common stock in connection with the Spin-Off	0	$ 800	800
Issuance of common stock in connection with the Spin-Off (in shares)		56,997,350
Issuance of common stock in connection with the Spin-Off	(26)	$ 570	(596)
Equity net transfers to (from) Parent	$ 62,972		62,972
Common stock balance (in shares) at Jun. 30, 2023	56,997,350	56,997,350
Ending balance at Jun. 30, 2023	$ 1,094,852	$ 570	$ 611,562	$ 498,530	$ 0	$ (12,184)	$ (3,626)
MDU Resources common stock held by subsidiary at cost (in shares) at Jun. 30, 2023					0
Treasury stock (in shares) at Jun. 30, 2023	(431,136)						(431,136)